UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08861
Morgan Stanley Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2010
Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Value Fund*
Portfolio of Investments ▪ December 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.9%)
	Aerospace & Defense (0.4%)
12,900	Honeywell International, Inc.	$505,680

	Beverages (1.9%)
29,300	Coca-Cola Co. (The)	1,670,100
16,012	Dr Pepper Snapple Group, Inc.	453,140

		2,123,240

	Capital Markets (3.0%)
76,379	Bank of New York Mellon Corp. (The)	2,136,321
4,900	Goldman Sachs Group, Inc. (The)	827,316
10,400	State Street Corp.	452,816

		3,416,453

	Chemicals (0.7%)
21,797	EI Du Pont de Nemours & Co.	733,905

	Commercial Banks (2.9%)
24,300	PNC Financial Services Group, Inc.	1,282,797
31,300	US Bancorp	704,563
46,600	Wells Fargo & Co.	1,257,734

		3,245,094

	Communications Equipment (1.3%)
58,900	Cisco Systems, Inc. (a)	1,410,066

	Computers & Peripherals (2.2%)
73,000	Dell, Inc. (a)	1,048,280
27,800	Hewlett-Packard Co.	1,431,978

		2,480,258

	Diversified Financial Services (5.4%)
140,685	Bank of America Corp.	2,118,716
225,500	Citigroup, Inc. (b)	746,405
77,700	JPMorgan Chase & Co.	3,237,759

		6,102,880

	Diversified Telecommunication Services (4.2%)
67,500	AT&T, Inc.	1,892,025
83,700	Verizon Communications, Inc.	2,772,981

		4,665,006

	Electrical Equipment (0.6%)
14,900	Emerson Electric Co.	634,740

	Electronic Equipment, Instruments & Components (0.6%)
16,300	Cognex Corp.	288,836
59,000	Flextronics International Ltd. (Singapore) (a)	431,290

		720,126

	Energy Equipment & Services (2.2%)
64,900	Halliburton Co.	1,952,841
17,600	Smith International, Inc.	478,192

		2,431,033

	Food & Staples Retailing (3.4%)
38,100	CVS Caremark Corp.	1,227,201
47,600	Wal-Mart Stores, Inc.	2,544,220

		3,771,421

	Food Products (4.8%)
11,816	Cadbury PLC (ADR) (United Kingdom)	607,224
93,637	Kraft Foods, Inc. (Class A)	2,545,054

Morgan Stanley Value Fund*
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
67,500	Unilever N.V. (NY Registered Shares) (Netherlands)	$2,182,275

		5,334,553

	Health Care Equipment & Supplies (1.0%)
119,700	Boston Scientific Corp. (a)	1,077,300

	Health Care Providers & Services (3.0%)
56,200	Cardinal Health, Inc.	1,811,888
27,100	UnitedHealth Group, Inc.	826,008
13,300	WellPoint, Inc. (a)	775,257

		3,413,153

	Household Products (0.4%)
7,300	Procter & Gamble Co. (The)	442,599

	Industrial Conglomerates (1.2%)
88,100	General Electric Co.	1,332,953

	Information Technology Services (0.9%)
14,900	Accenture Ltd. (Class A) (Ireland)	618,350
18,200	Western Union Co. (The)	343,070

		961,420

	Insurance (10.9%)
10,700	Aflac, Inc.	494,875
400	Berkshire Hathaway, Inc. (Class B) (a)	1,314,400
109,580	Chubb Corp.	5,389,144
36,500	MetLife, Inc.	1,290,275
22,900	Torchmark Corp.	1,006,455
54,725	Travelers Companies, Inc. (The)	2,728,589

		12,223,738

	Internet Software & Services (3.6%)
136,500	eBay, Inc. (a)	3,213,210
51,100	Yahoo!, Inc. (a)	857,458

		4,070,668

	Machinery (0.8%)
24,600	Ingersoll-Rand PLC (Ireland)	879,204

	Media (13.6%)
261,005	Comcast Corp. (Class A)	4,400,544
43,807	DIRECTV (Class A) (a)	1,460,964
113,500	News Corp. (Class B)	1,806,920
28,757	Time Warner Cable, Inc.	1,190,252
63,666	Time Warner, Inc.	1,855,227
152,000	Viacom, Inc. (Class B) (a)	4,518,960

		15,232,867

	Metals & Mining (1.2%)
85,000	Alcoa, Inc.	1,370,200

	Multi-Utilities (0.3%)
6,900	Sempra Energy	386,262

	Multiline Retail (1.8%)
27,300	JC Penney Co., Inc.	726,453
48,823	Macy’s, Inc.	818,273
9,900	Target Corp.	478,863

		2,023,589

	Oil, Gas & Consumable Fuels (5.5%)
15,500	BP PLC (ADR) (United Kingdom)	898,535
24,900	Chevron Corp.	1,917,051
29,100	ConocoPhillips	1,486,137
14,500	Royal Dutch Shell PLC (ADR) (United Kingdom)	871,595
15,900	Total SA (ADR) (France)	1,018,236

		6,191,554

	Paper & Forest Products (3.0%)
123,673	International Paper Co.	3,311,963

	Personal Products (0.2%)

Morgan Stanley Value Fund*
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
4,093	Mead Johnson Nutrition Co.	$178,864

	Pharmaceuticals (10.1%)
14,800	Abbott Laboratories	799,052
109,416	Bristol-Myers Squibb Co.	2,762,754
34,100	Eli Lilly & Co.	1,217,711
12,300	GlaxoSmithKline PLC (ADR) (United Kingdom)	519,675
58,938	Merck & Co., Inc.	2,153,594
163,667	Pfizer, Inc.	2,977,103
19,700	Roche Holding AG (ADR) (Switzerland)	834,098

		11,263,987

	Semiconductors & Semiconductor Equipment (2.0%)
74,600	Intel Corp.	1,521,840
21,500	Kla-Tencor Corp.	777,440

		2,299,280

	Software (0.4%)
14,600	Microsoft Corp.	445,154

	Specialty Retail (1.9%)
38,300	Home Depot, Inc.	1,108,019
43,600	Lowe’s Cos., Inc.	1,019,804

		2,127,823

	Tobacco (1.8%)
44,900	Altria Group, Inc.	881,387
23,200	Philip Morris International, Inc.	1,118,008

		1,999,395

	Wireless Telecommunication Services (0.7%)
33,000	Vodafone Group PLC (ADR) (United Kingdom)	761,970

	Total Common Stocks (Cost $110,673,484)	109,568,398

	Convertible Preferred Stock (0.3%)
	Diversified Financial Services
18,000	Bank of America Corp. $1.50 (Cost $270,000)	270,360

NUMBER OF
SHARES (000)
	Short-Term Investment (c) (1.8%)
	Investment Company
2,039	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $2,039,306)		2,039,306

	Total Investments (Cost $112,982,790) (d)	100.0%	111,878,064
	Other Assets in Excess of Liabilities	0.0	4,706

	Net Assets	100.0%	$111,882,770

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	For the three months ended December 31, 2009, the cost of purchases of Citigroup, Inc. common stock, an affiliate of the Investment Adviser, Administrator and Distributor, was $873,158.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Value Fund*
Notes to the Portfolio of Investments (unaudited)
12/31/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at December 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Common Stocks
Aerospace & Defense	$505,680	$505,680	—	—
Beverages	2,123,240	2,123,240	—	—
Capital Markets	3,416,453	3,416,453	—	—
Chemicals	733,905	733,905	—	—
Commercial Banks	3,245,094	3,245,094	—	—
Communications Equipment	1,410,066	1,410,066	—	—
Computers & Peripherals	2,480,258	2,480,258	—	—
Diversified Financial Services	6,102,880	6,102,880	—	—
Diversified Telecommunication Services	4,665,006	4,665,006	—	—
Electrical Equipment	634,740	634,740	—	—
Electronic Equipment, Instruments & Components	720,126	720,126	—	—
Energy Equipment & Services	2,431,033	2,431,033	—	—
Food & Staples Retailing	3,771,421	3,771,421	—	—
Food Products	5,334,553	5,334,553	—	—
Health Care Equipment & Supplies	1,077,300	1,077,300	—	—
Health Care Providers & Services	3,413,153	3,413,153	—	—
Household Products	442,599	442,599	—	—
Industrial Conglomerates	1,332,953	1,332,953	—	—
Information Technology Services	961,420	961,420	—	—
Insurance	12,223,738	12,223,738	—	—
Internet Software & Services	4,070,668	4,070,668	—	—
Machinery	879,204	879,204	—	—
Media	15,232,867	15,232,867	—	—
Metals & Mining	1,370,200	1,370,200	—	—
Multi-Utilities	386,262	386,262	—	—
Multiline Retail	2,023,589	2,023,589	—	—
Oil, Gas & Consumable Fuels	6,191,554	6,191,554	—	—

	Fair Value Measurements at December 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Paper & Forest Products	3,311,963	3,311,963	—	—
Personal Products	178,864	178,864	—	—
Pharmaceuticals	11,263,987	11,263,987	—	—
Semiconductors & Semiconductor Equipment	2,299,280	2,299,280	—	—
Software	445,154	445,154	—	—
Specialty Retail	2,127,823	2,127,823	—	—
Tobacco	1,999,395	1,999,395	—	—
Wireless Telecommunication Services	761,970	761,970	—	—

Total Common Stocks	109,568,398	109,568,398	—	—

Convertible Preferred Stock	270,360	—	$270,360	—
Short-Term Investment — Investment Company	2,039,306	2,039,306	—	—

Total	$111,878,064	$111,607,704	$270,360	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Value Fund

/s/ Randy Takian Randy Takian
Principal Executive Officer
February 18, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
February 18, 2010

/s/ Francis Smith Francis Smith
Principal Financial Officer
February 18, 2010